Note 7 - Troubled Debt Restructurings Subsequently Defaulted (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Commercial And Industrial [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts			1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment			$ 48,000
Real Estate Construction Porfolio Segment [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts			1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment			$ 14,000
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	1	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 270,000	$ 270,000